Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	75,203	$14,078,002

		$14,078,002

Automobiles — 2.3%
General Motors Co.(1)	512,207	$27,008,675
Tesla, Inc.(1)	24,294	22,756,676

		$49,765,351

Banks — 7.0%
Bank of America Corp.(2)	862,666	$39,803,409
JPMorgan Chase & Co.(2)	297,526	44,212,364
M&T Bank Corp.	128,137	21,703,845
Wells Fargo & Co.(2)	804,476	43,280,809

		$149,000,427

Beverages — 1.8%
PepsiCo, Inc.(2)	217,569	$37,752,573

		$37,752,573

Building Products — 1.2%
Johnson Controls International PLC	361,689	$26,283,940

		$26,283,940

Capital Markets — 2.9%
Charles Schwab Corp. (The)(2)	393,787	$34,535,120
Goldman Sachs Group, Inc. (The)(2)	77,749	27,576,015

		$62,111,135

Chemicals — 1.2%
FMC Corp.	221,194	$24,413,182

		$24,413,182

Containers & Packaging — 0.9%
Packaging Corp. of America	130,254	$19,620,160

		$19,620,160

Electric Utilities — 1.4%
NextEra Energy, Inc.(2)	370,425	$28,937,601

		$28,937,601

Electrical Equipment — 2.5%
AMETEK, Inc.	132,419	$18,110,947
Eaton Corp. PLC(2)	222,912	35,315,948

		$53,426,895

Security	Shares	Value
Entertainment — 2.3%
Live Nation Entertainment, Inc.(1)	208,245	$22,804,910
Walt Disney Co. (The)(1)(2)	178,989	25,590,057

		$48,394,967

Equity Real Estate Investment Trusts (REITs) — 3.1%
EastGroup Properties, Inc.(2)	135,600	$27,107,796
Healthpeak Properties, Inc.	472,130	16,699,238
Mid-America Apartment Communities, Inc.	108,679	22,461,776

		$66,268,810

Food Products — 1.4%
Mondelez International, Inc., Class A(2)	438,422	$29,387,427

		$29,387,427

Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc.(1)	59,854	$17,009,310

		$17,009,310

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.(2)	87,163	$41,190,619

		$41,190,619

Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.(1)	156,835	$22,758,327
Starbucks Corp.	273,627	26,903,006

		$49,661,333

Household Products — 2.2%
Procter & Gamble Co. (The)(2)	293,344	$47,067,045

		$47,067,045

Insurance — 1.6%
American International Group, Inc.	404,499	$23,359,817
Arch Capital Group, Ltd.(1)	231,490	10,722,617

		$34,082,434

Interactive Media & Services — 7.6%
Alphabet, Inc., Class C(1)(2)	41,357	$112,241,657
Meta Platforms, Inc., Class A(1)(2)	161,651	50,638,792

		$162,880,449

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)(2)	34,096	$101,997,161

		$101,997,161

IT Services — 3.9%
Accenture PLC, Class A(2)	132,499	$46,848,996
Amadeus IT Group S.A.(1)	174,801	12,019,352
Mastercard, Inc., Class A	62,665	24,212,503

		$83,080,851

Security	Shares	Value
Life Sciences Tools & Services — 5.0%
Charles River Laboratories International, Inc.(1)	47,683	$15,723,946
Danaher Corp.(2)	130,924	37,416,770
Thermo Fisher Scientific, Inc.(2)	56,577	32,888,210
Waters Corp.(1)	65,181	20,865,742

		$106,894,668

Machinery — 1.5%
Caterpillar, Inc.(2)	75,362	$15,189,964
PACCAR, Inc.	187,922	17,474,867

		$32,664,831

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.(2)	279,036	$36,645,798
EOG Resources, Inc.(2)	330,860	36,884,273
Pioneer Natural Resources Co.	92,862	20,326,563

		$93,856,634

Pharmaceuticals — 3.6%
Eli Lilly & Co.(2)	168,709	$41,399,502
Pfizer, Inc.	306,157	16,131,412
Zoetis, Inc.	100,195	20,017,959

		$77,548,873

Road & Rail — 2.0%
CSX Corp.(2)	1,246,213	$42,645,409

		$42,645,409

Semiconductors & Semiconductor Equipment — 5.9%
Micron Technology, Inc.	289,709	$23,834,359
NVIDIA Corp.(2)	112,607	27,572,950
QUALCOMM, Inc.	187,052	32,876,260
Texas Instruments, Inc.(2)	235,683	42,302,742

		$126,586,311

Software — 9.9%
Intuit, Inc.(2)	70,577	$39,186,468
Microsoft Corp.(2)	555,067	172,614,735

		$211,801,203

Specialty Retail — 1.9%
Best Buy Co., Inc.(2)	96,465	$9,577,045
Lowe’s Cos., Inc.(2)	128,590	30,520,837

		$40,097,882

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(2)	948,984	$165,863,423

		$165,863,423

Textiles, Apparel & Luxury Goods — 2.6%
Capri Holdings, Ltd.(1)	325,579	$19,557,530
NIKE, Inc., Class B(2)	235,815	34,917,127

		$54,474,657

Security	Shares	Value
Tobacco — 1.6%
Philip Morris International, Inc.	328,479	$33,784,065

		$33,784,065

Total Common Stocks (identified cost $1,255,785,343)		$2,132,627,628

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	8,242,296	$8,241,472

Total Short-Term Investments (identified cost $8,241,472)		$8,241,472

Total Investments — 100.4% (identified cost $1,264,026,815)		$2,140,869,100

Total Written Call Options — (0.6)% (premiums received $14,600,160)		$(12,443,518)

Other Assets, Less Liabilities — 0.2%		$3,517,388

Net Assets — 100.0%		$2,131,942,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Written Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	187	$84,440,785	$4,830	2/2/22	$(468)
S&P 500 Index	188	84,892,340	4,740	2/4/22	(6,580)
S&P 500 Index	189	85,343,895	4,675	2/7/22	(56,700)
S&P 500 Index	186	83,989,230	4,790	2/9/22	(13,020)
S&P 500 Index	188	84,892,340	4,700	2/11/22	(109,980)
S&P 500 Index	190	85,795,450	4,650	2/14/22	(283,100)
S&P 500 Index	186	83,989,230	4,660	2/16/22	(305,970)
S&P 500 Index	188	84,892,340	4,525	2/18/22	(1,372,400)
S&P 500 Index	190	85,795,450	4,400	2/22/22	(3,058,050)
S&P 500 Index	185	83,537,675	4,470	2/23/22	(2,085,875)
S&P 500 Index	188	84,892,340	4,380	2/25/22	(3,426,300)
S&P 500 Index	187	84,440,785	4,515	2/28/22	(1,725,075)

Total					$(12,443,518)

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $8,241,472, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$25,003,342	$87,405,821	$(104,167,006)	$(685)	$—	$8,241,472	$4,517	8,242,296

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$211,275,416	$—		$—	$211,275,416
Consumer Discretionary	295,996,384	—		—	295,996,384
Consumer Staples	147,991,110	—		—	147,991,110
Energy	93,856,634	—		—	93,856,634
Financials	245,193,996	—		—	245,193,996
Health Care	242,643,470	—		—	242,643,470
Industrials	169,099,077	—		—	169,099,077
Information Technology	575,312,436	12,019,352		—	587,331,788
Materials	44,033,342	—		—	44,033,342
Real Estate	66,268,810	—		—	66,268,810
Utilities	28,937,601	—		—	28,937,601
Total Common Stocks	$2,120,608,276	$12,019,352	*	$—	$2,132,627,628
Short-Term Investments	$—	$8,241,472		$—	$8,241,472
Total Investments	$2,120,608,276	$20,260,824		$—	$2,140,869,100

Liability Description
Written Call Options	$(12,443,518)	$—		$—	$(12,443,518)
Total	$(12,443,518)	$—		$—	$(12,443,518)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.